OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

December 2, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:      Oppenheimer Limited Term California Municipal Fund (the “Registrant”)

     Reg. No. 333-111230; File No. 811-21474

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 23, 2011.

Sincerely,

   /s/ Adrienne Ruffle

------------------------------------

   Adrienne Ruffle

   Vice President & Associate Counsel

212-323-5231

   aruffle@oppenheimerfunds.com

cc:     Kramer Levin Naftalis &Frankel LLP

         Taylor V. Edwards

         Gloria LaFond